FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Risk-rating Analysis (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trading Securities, Available-for-sale and Held-to-maturity Investments [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 52,215,528	S/ 45,431,224
Percentage of financial assets	100.00%	100.00%
AAA [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 0	S/ 242,679
Percentage of financial assets	0.00%	0.50%
AAA [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 1,007,270	S/ 2,313,750
Percentage of financial assets	1.90%	5.10%
AA- a AA+ [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 0	S/ 311,810
Percentage of financial assets	0.00%	0.70%
AA- a AA+ [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 2,447,819	S/ 1,201,340
Percentage of financial assets	4.70%	2.60%
A- to A+ [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 65,360	S/ 1,931,461
Percentage of financial assets	0.10%	4.30%
A- to A+ [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 2,709,151	S/ 1,356,963
Percentage of financial assets	5.20%	3.00%
BBB- to BBB+ [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 22,584,226	S/ 18,828,927
Percentage of financial assets	43.30%	41.50%
BBB- to BBB+ [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 4,273,210	S/ 4,322,363
Percentage of financial assets	8.20%	9.50%
BB- to BB+ [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 657,658	S/ 454,480
Percentage of financial assets	1.30%	1.00%
BB- to BB+ [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 2,045,242	S/ 2,790,835
Percentage of financial assets	3.90%	6.10%
Lower and Equal to +B [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 132,148	S/ 0
Percentage of financial assets	0.30%	0.00%
Lower and Equal to +B [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 673,757	S/ 132,760
Percentage of financial assets	1.30%	0.30%
BCRP Certificates of Deposit [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 11,127,919	S/ 7,019,479
Percentage of financial assets	21.30%	15.50%
Listed and Unlisted Securities [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 312,648	S/ 344,842
Percentage of financial assets	0.60%	0.80%
Listed and Unlisted Securities [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 60,877	S/ 34,182
Percentage of financial assets	0.10%	0.10%
Restricted Mutual Funds [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 334,162	S/ 351,317
Percentage of financial assets	0.60%	0.80%
Investment Funds [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 651,307	S/ 628,476
Percentage of financial assets	1.20%	1.40%
Investment Funds [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 547,719	S/ 257,098
Percentage of financial assets	1.00%	0.60%
Mutual Funds [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 1,824	S/ 76,111
Percentage of financial assets	0.00%	0.20%
Mutual Funds [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 1,104,724	S/ 1,505,939
Percentage of financial assets	2.10%	3.30%
Participations of RAL Funds [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 145,414	S/ 167,781
Percentage of financial assets	0.30%	0.40%
Hedge Funds [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 0	S/ 0
Percentage of financial assets	0.00%	0.00%
Hedge Funds [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 291	S/ 280
Percentage of financial assets	0.00%	0.00%
Other Instruments [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 242,310	S/ 237,174
Percentage of financial assets	0.50%	0.50%
Other Instruments [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 1,090,492	S/ 921,177
Percentage of financial assets	2.10%	1.80%
Subtotal [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 36,109,562	S/ 30,426,756
Percentage of financial assets	69.20%	67.20%
Subtotal [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	S/ 16,105,966	S/ 15,004,468
Percentage of financial assets	30.80%	32.80%